Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Schedule of Compensation to Key Management

Compensation to key management is comprised of the following (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Management and director fees(1)	$505	$1,018	$982	$1,508
Share-based compensation	1,390	262	2,563	2,017
	$1,895	$1,280	$3,545	$3,525

(1)
Management and director fees are comprised of salaries, bonuses, benefits and directors' fees included on the Company's interim condensed consolidated statement of comprehensive loss.

Schedule of Related Party Receivables and Payables

The balances of related party receivables and payables as of the periods indicated are as follows (in thousands):

	June 30, 2025	December 31, 2024
Receivables – related parties
Joint Ventures(1)	$1,739	$1,274
Total	$1,739	$1,274

Accounts payable – related parties
Joint Ventures(2)	$4,000	$4,000
Management and directors(3)	795	397
Total	$4,795	$4,397
(1)
Receivables – related parties from the Joint Ventures represent receivables from SWA Lithium and Texas Lithium for reimbursement of costs paid by the Company on behalf of these entities.
(2)
Accounts payable – related parties to the Joint Ventures represents cash received from SWA Lithium and Texas Lithium and is held by the Company in a separate account and designated for working capital needs and is currently due.
(3)
Amounts due to key management personnel are non-interest bearing, unsecured and have no fixed terms of repayment.